AFS and HTM Debt Securities, Outstanding (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Available-for-sale debt securities:
Available-for-sale, at amortized cost, net	$ 121,725	$ 175,463
Available-for-sale, gross unrealized gains	107	2,635
Available-for-sale, gross unrealized losses	(8,238)	(854)
Available-for-sale, at fair value	113,594	177,244
Held-to-maturity debt securities:
Held-to-maturity, amortized cost, net	297,059	272,022
Held-to-maturity, gross unrealized gains	39	3,570
Held-to-maturity, gross unrealized losses	(41,577)	(3,206)
Held-to-maturity, at fair value	255,521	272,386
Total AFS and HTM Debt securities:
Amortized cost, net	418,784	447,485
Debt securities, gross unrealized gains	146	6,205
Debt securities, gross unrealized losses	(49,815)	(4,060)
Fair value	369,115	449,630
Allowance for credit loss, available-for-sale debt securities	6	8
Allowance for credit loss, held-to-maturity debt securities	85	96
Securities of U.S. Treasury and federal agencies [Member]
Available-for-sale debt securities:
Available-for-sale, at amortized cost, net	47,536	39,668
Available-for-sale, gross unrealized gains	9	185
Available-for-sale, gross unrealized losses	(2,260)	(192)
Available-for-sale, at fair value	45,285	39,661
Held-to-maturity debt securities:
Held-to-maturity, amortized cost, net	16,202	16,544
Held-to-maturity, gross unrealized gains	0	599
Held-to-maturity, gross unrealized losses	(1,917)	(318)
Held-to-maturity, at fair value	14,285	16,825
Non-U.S. government securities [Member]
Available-for-sale debt securities:
Available-for-sale, at amortized cost, net	162	71
Available-for-sale, gross unrealized gains	0	0
Available-for-sale, gross unrealized losses	0	0
Available-for-sale, at fair value	162	71
Securities of U.S. states and political subdivisions [Member]
Available-for-sale debt securities:
Available-for-sale, at amortized cost, net	10,958	16,618
Available-for-sale, gross unrealized gains	20	350
Available-for-sale, gross unrealized losses	(533)	(51)
Available-for-sale, at fair value	10,445	16,917
Held-to-maturity debt securities:
Held-to-maturity, amortized cost, net	30,985	32,689
Held-to-maturity, gross unrealized gains	8	847
Held-to-maturity, gross unrealized losses	(4,385)	(61)
Held-to-maturity, at fair value	26,608	33,475
Securities of U.S. states and political subdivisions [Member] | Nontaxable preferred debt securities [Member]
Available-for-sale debt securities:
Available-for-sale, at amortized cost, net	5,100	5,200
Available-for-sale, at fair value	5,100	5,200
Federal agency mortgage-backed securities [Member]
Available-for-sale debt securities:
Available-for-sale, at amortized cost, net	53,302	104,661
Available-for-sale, gross unrealized gains	2	1,807
Available-for-sale, gross unrealized losses	(5,167)	(582)
Available-for-sale, at fair value	48,137	105,886
Held-to-maturity debt securities:
Held-to-maturity, amortized cost, net	216,966	188,909
Held-to-maturity, gross unrealized gains	30	1,882
Held-to-maturity, gross unrealized losses	(34,252)	(2,807)
Held-to-maturity, at fair value	182,744	187,984
Non-agency mortgage-backed securities [Member]
Available-for-sale debt securities:
Available-for-sale, at amortized cost, net	3,423	4,515
Available-for-sale, gross unrealized gains	1	32
Available-for-sale, gross unrealized losses	(140)	(15)
Available-for-sale, at fair value	3,284	4,532
Held-to-maturity debt securities:
Held-to-maturity, amortized cost, net	1,253	1,082
Held-to-maturity, gross unrealized gains	0	31
Held-to-maturity, gross unrealized losses	(147)	(18)
Held-to-maturity, at fair value	1,106	1,095
Collateralized loan obligations [Member]
Available-for-sale debt securities:
Available-for-sale, at amortized cost, net	4,071	5,713
Available-for-sale, gross unrealized gains	0	2
Available-for-sale, gross unrealized losses	(90)	(7)
Available-for-sale, at fair value	3,981	5,708
Held-to-maturity debt securities:
Held-to-maturity, amortized cost, net	29,926	31,067
Held-to-maturity, gross unrealized gains	1	194
Held-to-maturity, gross unrealized losses	(727)	(2)
Held-to-maturity, at fair value	29,200	31,259
Other debt securities [Member]
Available-for-sale debt securities:
Available-for-sale, at amortized cost, net	2,273	4,217
Available-for-sale, gross unrealized gains	75	259
Available-for-sale, gross unrealized losses	(48)	(7)
Available-for-sale, at fair value	2,300	4,469
Held-to-maturity debt securities:
Held-to-maturity, amortized cost, net	1,727	1,731
Held-to-maturity, gross unrealized gains	0	17
Held-to-maturity, gross unrealized losses	(149)	0
Held-to-maturity, at fair value	$ 1,578	$ 1,748